Pacific Life Insurance Company

700 Newport Center Drive

Newport Beach, California 92660

May 3, 2024

VIA EDGAR Transmission

U.S. Securities and Exchange Commission
100 F Street, NE

Washington, DC 20549-0506

RE:	Pacific Life Insurance Company (the “Company”) and Pacific Select Exec Separate Account
Pacific KeyExec VUL, File nos. 333-233112 / 811-05563
Rule 497(j) Certification

On behalf of Pacific Life Insurance Company (“Pacific Life) and the Pacific Select Exec Separate Account (“Separate Account”) of Pacific Life, I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus dated May 1, 2024 and Statement of Additional Information (“SAI”) dated May 1, 2024 being used for certain variable life policies offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 9 for the Account filed electronically with the Commission on April 19, 2024.

If you have any questions or comments with respect to this filing, please contact me at the number listed below.

Sincerely,

/s/ Alison Ryan

Alison Ryan

AVP & Managing Assistant General Counsel II

(949) 219-3268 Telephone

Alison.Ryan@PacificLife.com